Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash provided from (used by): Operations:
Net loss	$ (2,593)	$ (1,122)	$ (3,050)
Items not involving cash:
Accrued interest	9	12	38
Amortization	76	81	89
Share-based payments	551	316	391
Change in fair value of marketable securities	97	143	364
Income tax recovery	(148)	(258)	(34)
Deferred tax expense	983	0	0
Gain on long term investment	0	0	(738)
Write-off of mineral property interest	0	0	1,898
Unrealized foreign exchange cash	0	0	(32)
Items not involving cash	(1,025)	(828)	(1,074)
Changes in non-cash working capital items:
Receivables and prepaids	195	662	221
Accounts payable and accrued liabilities	13	(198)	(880)
Net cash used by operating activities	(817)	(364)	(1,733)
Financing:
Issuance of common shares, net of share issuance costs	5,079	3,016	3,303
Lease payments	(62)	(62)	(63)
Cash provided from financing activities	5,017	2,954	3,240
Investing:
Proceeds from disposition of marketable securities	111	1,110	159
Sale of long term investments	0	0	1,600
Expenditures for mineral properties, net of recoveries	(4,276)	(5,670)	(4,542)
Expenditures for leasehold improvements and equipment	0	0	(5)
Cash used by investing activities	(4,165)	(4,560)	(2,788)
Unrealized foreign exchange gain (loss) on cash	109	(165)	267
(Decrease) increase in cash	143	(2,135)	(1,014)
Cash, beginning of year	676	2,811	3,825
Cash and cash equivalents, end of year	820	676	2,811
Non-cash financing and investing activities:
Fair value of marketable securities received from option on mineral property interests		0	1,192
Expiration of stock options	13	6	311
Conversion of RSUs to shares	91	165	0
Mineral property costs included in accounts payable	915	783	498
Income taxes paid	5	36	0
Interest paid	$ 0	$ 0	$ 0